Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 17, 2019	Dec. 31, 2019	Dec. 31, 2020
Summary of significant accounting policies (Textual)
Cash equivalents			$ 356,360
Offering costs charged to stockholders' equity upon the completion of the Initial Public Offering	$ 14,711,394	$ 14,711,394
Federal Depository Insurance Coverage			250,000
Warrant [Member]
Summary of significant accounting policies (Textual)
Offering costs charged to stockholders' equity upon the completion of the Initial Public Offering		14,192,802
Franchise [Member]
Summary of significant accounting policies (Textual)
Franchise and income taxes		$ 75,000	$ 391,000
IPO and Private Placement [Member]
Summary of significant accounting policies (Textual)
Purchase of warrant			20,112,500